SELECTED STATEMENTS OF INCOME DATA (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Total costs	$ 8,419	$ 7,916	$ 7,269
Less - capitalized software costs	(4,713)	(4,969)	(5,222)
Research and development, net	$ 3,706	$ 2,947	$ 2,047